Croft Funds Corp.

Croft Value Fund

Croft Income Fund

Croft Focus Fund

Incorporated herein by reference is the definitive version of the prospectus for the Croft Funds filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on September 3, 2014 (SEC Accession No. 0001162044-14-001075).